Transactions with Parties-in-Interest (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment interest and dividend income	$ 7,699,742	$ 13,266,668
Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	3,373,115	3,760,678
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	16,744,957	15,799,109
Investment interest and dividend income	$ 852,465	$ 907,050